Financial Instruments - Summary of Fair Value Measurements using Significant Unobservable Inputs (Level 3) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Beginning balance	R$ 328,524
Ending balance	1,647,005	R$ 328,524
Current financial assets at fair value through profit or (loss) [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	31,596	24,164
Capital deployment	932	1,748
Transfer	(22,746)
Sales and distributions	(3,481)	(778)
Gain recognized in finance income	2,292	6,462
Ending balance	R$ 8,593	R$ 31,596